Security Equity Fund Class A, B And C | Large Cap Core Fund
Large Cap Core Fund
INVESTMENT OBJECTIVE
The Large Cap Core Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Family of Funds, as defined on page 39 of the Fund’s prospectus. More information about these and other discounts is available from your financial professional and in the “Buying Shares – Class A Shares” section on page 37 of the Fund’s prospectus and the “How to Purchase Shares” section on page 36 of the Fund’s statement of additional information.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Security Equity Fund Class A, B And C Large Cap Core Fund	Class A	Class B		Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	[1]	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none	5.00%		1.00%
[1]	Closed to new subscriptions

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Security Equity Fund Class A, B And C Large Cap Core Fund	Class A	Class B	Class C
Management Fees	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.36%	0.84%	0.47%
Total Annual Fund Operating Expenses	1.36%	2.59%	2.22%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Redeemed
Expense Example Security Equity Fund Class A, B And C Large Cap Core Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	607	885	1,184	2,032
Class B	762	1,105	1,575	2,624
Class C	325	694	1,190	2,554

Not Redeemed
Expense Example, No Redemption Security Equity Fund Class A, B And C Large Cap Core Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	607	885	1,184	2,032
Class B	262	805	1,375	2,624
Class C	225	694	1,190	2,554

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its objective by investing, under normal market conditions, at least 80% of its assets (net assets, plus the amount of any borrowing for investment purposes) in a widely-diversified portfolio of equity securities, which may include common stocks, rights, options, warrants, American Depositary Receipts (“ADRs”) and convertible securities, of companies that, when purchased, have market capitalizations that are usually within the range of companies in the S&P 500 Index. Although a universal definition of large market capitalization companies does not exist, the fund generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the S&P 500 Index, which is an unmanaged index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks.

The Fund pursues its objective by investing, under normal market conditions, in two discrete strategies as follows: (1) approximately 50% of its total assets according to a Large Cap Growth strategy managed by Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), and (2) approximately 50% of its total assets to a Large Cap Value strategy also managed by the Investment Manager.

The Investment Manager manages its allocation of the Fund’s assets according to each of the two respective strategies, and the trading decisions with respect to each of the strategies are made independently. In order to maintain the target allocations between the two strategies, all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) will be divided between the two strategies, as appropriate. The Investment Manager will rebalance the allocation to the Fund’s two strategies promptly to the extent the percentage of the Fund’s assets allocated to either strategy equals or exceeds 60% of the Fund’s total assets.

The Investment Manager in its discretion may make adjustments if either of the two strategies becomes over- or under-weighted as a result of market appreciation or depreciation. Accordingly, the performance of the Fund could differ from the performance of each strategy if either had been maintained as a separate portfolio. As a consequence of the Investment Manager’s efforts to maintain assets between the two strategies at the targeted percentages, the Investment Manager will allocate assets and rebalance when necessary by (1) allocating cash inflow to the strategy that is below its targeted percentage or (2) selling securities in the strategy that exceeds its targeted percentage with proceeds being reallocated to the strategy that is below its targeted percentage.

In choosing equity securities, the Investment Manager uses a blended approach, investing in growth stocks and value stocks and may invest in a limited number of industries or industry sectors, including the technology sector. Growth-oriented stocks are stocks of established companies that typically have a record of consistent earnings growth. The Investment Manager typically chooses growth-oriented companies through a combination of a qualitative top-down approach in reviewing growth trends that is based upon several fixed income factors, such as bond spreads and interest rates, and a quantitative fundamental bottom-up approach. The Investment Manager will also invest in value-oriented stocks. Value-oriented companies appear to be undervalued relative to assets, earnings, growth potential or cash flows. The Investment Manager uses a blend of qualitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC (Return on Invested Capital) over time. The Fund typically sells a security when the reasons for buying it no longer apply, when the company begins to show deteriorating fundamentals or poor relative performance, or falls short of the Investment Manager’s expectations.

The Fund also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Fund’s portfolio, to maintain exposure to the equity markets or to increase returns.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds (“ETFs”) and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity.

The Fund may, from time to time, invest a portion of its assets in technology stocks.

Although the Fund primarily invests in securities issued by domestic companies, there is no limit in the amount that the Fund may invest in securities issued by foreign companies.

The Fund actively trades its investments without regard to the length of time they have been owned by the Fund, which results in higher portfolio turnover.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

PRINCIPAL RISKS

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Derivatives Risk – Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including possible illiquidity of the derivative, limited ability to enter into or unwind a position, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, leverage risk, lack of availability and the risk that the counterparty may default on its obligations. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Equity Securities Risk – Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Fund may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk – Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk – Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Investment in Investment Vehicles Risk – Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Leverage Risk – The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile than if it had not been leveraged.

Liquidity and Valuation Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.

Management Risk – The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will be successful. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund.

Market Risk – The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Regulatory and Legal Risk – U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.

Technology Stocks Risk – Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk – Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A share performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling  1-800-820-0888.

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.

Highest Quarter Return	Lowest Quarter Return
3Q 2009 16.38%	4Q 2008 -22.03%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2012)

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.

Average Annual Total Returns Security Equity Fund Class A, B And C Large Cap Core Fund	Label	1 Year	5 Years	10 Years
Class A	Class A Return Before Taxes	7.12%	(1.17%)	3.04%
Class A Return After Taxes on Distributions	Class A Return after taxes on distributions	6.98%	(1.27%)	2.35%
Class A Return After Taxes on Distributions and Sale of Fund Shares	Class A Return after taxes on distributions and sale of fund shares	4.63%	(1.05%)	2.50%
Class B	Class B Return before taxes	5.95%	(1.27%)	3.03%
Class C	Class C Return before taxes	10.39%	(0.79%)	2.88%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	16.00%	1.66%	7.10%

Security Equity Fund Class A, B And C | Mid Cap Value
Mid Cap Value Fund
INVESTMENT OBJECTIVE
The Mid Cap Value Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Family of Funds, as defined on page 39 of the Fund’s prospectus. More information about these and other discounts is available from your financial professional and in the “Buying Shares – Class A Shares” section on page 37 of the Fund’s prospectus and the “How to Purchase Shares” section on page 36 of the Fund’s statement of additional information.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Security Equity Fund Class A, B And C Mid Cap Value	Class A	Class B		Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	[1]	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none	5.00%		1.00%
[1]	Closed to new subscriptions

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Security Equity Fund Class A, B And C Mid Cap Value		Class A	Class B	Class C
Management Fees	[1]	0.79%	0.79%	0.79%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%
Other Expenses		0.42%	0.54%	0.38%
Acquired Fund Fees and Expenses		0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses		1.52%	2.39%	2.23%
[1]	Mid Cap Value Fund pays an advisory fee at an annual rate of 1.00% of the average daily net assets of $200 million or less, plus 0.75% of the average daily net assets of the Fund in excess of $200 million.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Redeemed
Expense Example Security Equity Fund Class A, B And C Mid Cap Value (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	622	932	1,265	2,201
Class B	742	1,045	1,475	2,510
Class C	326	697	1,195	2,565

Not Redeemed
Expense Example, No Redemption Security Equity Fund Class A, B And C Mid Cap Value (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	622	932	1,265	2,201
Class B	242	745	1,275	2,510
Class C	226	697	1,195	2,565

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its objective by investing, under normal market conditions, at least 80% of its assets (net assets, plus the amount of any borrowing for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (“ADRs”), that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 2500 Value Index. Although a universal definition of mid-capitalization companies does not exist, the Fund generally defines mid-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2500 Value Index, which is an unmanaged index that measures the performance of securities of small-to-mid cap U.S. companies with greater-than-average value orientation. As of December 31, 2012, the index consisted of securities of companies with capitalizations that ranged from $30 million to $10 billion.

Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), typically chooses equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows and may invest in a limited number of industries or industry sectors, including the technology sector. Due to the nature of value companies, the securities included in the Fund’s portfolio typically consist of small- to medium-sized companies.

The Fund may sell a security if it is no longer considered undervalued or when the company begins to show deteriorating fundamentals.

The Fund also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Fund’s portfolio, to maintain exposure to the equity markets or to increase returns.

The Fund may, from time to time, invest a portion of its assets in technology stocks.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds (“ETFs”) and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles’ securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

PRINCIPAL RISKS

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Derivatives Risk – Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including possible illiquidity of the derivative, limited ability to enter into or unwind a position, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, leverage risk, lack of availability and the risk that the counterparty may default on its obligations. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Equity Securities Risk – Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Fund may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk – Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Investment in Investment Vehicles Risk – Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Leverage Risk – The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile than if it had not been leveraged.

Liquidity and Valuation Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.

Management Risk – The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will be successful. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund.

Market Risk – The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Regulatory and Legal Risk – U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.

Restricted Securities Risk – Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund.

Technology Stocks Risk – Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk – Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A share performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 1-800-820-0888.

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.

Highest Quarter Return 2Q 2003 27.21%	Lowest Quarter Return 4Q 2008 -20.21%

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2012)

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.

Average Annual Total Returns Security Equity Fund Class A, B And C Mid Cap Value	Label	1 Year	5 Years	10 Years
Class A	Class A Return Before Taxes	11.11%	3.99%	12.14%
Class A Return After Taxes on Distributions	Class A Return after taxes on distributions	9.37%	3.16%	10.95%
Class A Return After Taxes on Distributions and Sale of Fund Shares	Class A Return after taxes on distributions and sale of fund shares	9.49%	3.22%	10.56%
Class B	Class B Return before taxes	10.57%	4.10%	12.14%
Class C	Class C Return before taxes	14.80%	4.45%	11.97%
Russell 2500 Value Index (reflects no deductions for fees, expenses or taxes)	Russell 2500 Value Index (reflects no deductions for fees, expenses or taxes)	19.21%	4.54%	10.20%

Security Equity Fund Class A, B And C | Small Cap Growth
Small Cap Growth Fund
INVESTMENT OBJECTIVE
The Small Cap Growth Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Family of Funds, as defined on page 39 of the Fund’s prospectus. More information about these and other discounts is available from your financial professional and in the “Buying Shares – Class A Shares” section on page 37 of the Fund’s prospectus and the “How to Purchase Shares” section on page 36 of the Fund’s statement of additional information.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Security Equity Fund Class A, B And C Small Cap Growth	Class A	Class B		Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	[1]	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none	5.00%		1.00%
[1]	Closed to new subscriptions

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Security Equity Fund Class A, B And C Small Cap Growth	Class A	Class B	Class C
Management Fees	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	1.09%	1.95%	1.08%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	2.20%	3.81%	2.94%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Redeemed
Expense Example Security Equity Fund Class A, B And C Small Cap Growth (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	687	1,130	1,599	2,889
Class B	883	1,464	2,162	3,694
Class C	397	910	1,548	3,261

Not Redeemed
Expense Example, No Redemption Security Equity Fund Class A, B And C Small Cap Growth (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	687	1,130	1,599	2,889
Class B	383	1,164	1,962	3,694
Class C	297	910	1,548	3,261

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets, plus the amount of any borrowing for investment purposes) in equity securities, which include common and preferred stocks, warrants and securities convertible into common or preferred stocks, of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 2500 Growth Index. The Fund’s benchmark is the Russell 2000 Growth Index, which measures the performance of securities of smaller U.S. companies with greater-than-average growth orientation. Although a universal definition of small-capitalization companies does not exist, the Fund generally defines small capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2500 Growth Index, which is an unmanaged index that measures the performance of securities of small-to-mid cap U.S. companies with higher price-to-book ratios and higher forecasted growth values. As of December 31, 2012, the Russell 2500 Growth Index consisted of securities of companies with capitalizations that ranged from $28 million to $5 billion.

Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), uses a combination of a qualitative economic approach in reviewing growth trends that is based upon several fixed income factors, such as bond spreads and interest rates, along with a quantitative fundamental bottom-up approach in selecting growth stocks. The Investment Manager chooses portfolio securities that it believes are attractively valued with the greatest potential for long term growth of capital and may invest in a limited number of industries or industry sectors. The Investment Manager identifies the securities of companies that it believes are in the early to middle stages of growth and are valued at a reasonable price. Equity securities considered to have appreciation potential may include securities of smaller and less mature companies which have unique proprietary products or profitable market niches and the potential to grow very rapidly (including, without limitation, technology companies).

The Fund typically sells a stock if its growth prospects diminish, or if better opportunities become available.

The Fund also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Fund's portfolio, to increase returns or to maintain exposure to the equity markets. The Fund may also invest in American Depositary Receipts (“ADRs”).

The Fund may actively trade its investments without regard to the length of time they have been owned by the Fund, which results in higher portfolio turnover.

The Fund may, from time to time, invest a portion of its assets in technology stocks.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds (“ETFs”) and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity. Certain investment company securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

PRINCIPAL RISKS

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Derivatives Risk – Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including possible illiquidity of the derivative, limited ability to enter into or unwind a position, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, leverage risk, lack of availability and the risk that the counterparty may default on its obligations. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Equity Securities Risk – Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Fund may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk – Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk – Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Investment in Investment Vehicles Risk – Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Leverage Risk – The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile than if it had not been leveraged.

Liquidity and Valuation Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.

Management Risk – The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will be successful. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund.

Market Risk – The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Preferred Securities Risk – A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Regulatory and Legal Risk – U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.

Restricted Securities Risk – Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Technology Stocks Risk – Stocks of companies involved in the technology sector may be very volatile.

PERFORMANCE INFORMATION

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A share performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 1-800-820-0888.

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.

RS Investment Management Co. LLC served as the sub-adviser to the Fund from September 30, 2002 to November 24, 2008. Since then, advisory services have been provided by the Investment Manager, and the Fund has new principal investment strategies.

Highest Quarter Return 2Q 2003 27.57%	Lowest Quarter Return 4Q 2008 -26.11%

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2012)

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.

Average Annual Total Returns Security Equity Fund Class A, B And C Small Cap Growth	Label	1 Year	5 Years	10 Years
Class A	Class A Return Before Taxes	5.30%	(2.21%)	6.54%
Class A Return After Taxes on Distributions	Class A Return after taxes on distributions	5.30%	(2.23%)	6.35%
Class A Return After Taxes on Distributions and Sale of Fund Shares	Class A Return after taxes on distributions and sale of fund shares	3.44%	(1.87%)	5.71%
Class B	Class B Return before taxes	3.48%	(2.38%)	6.55%
Class C	Class C Return before taxes	8.69%	(1.77%)	6.38%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	14.59%	3.49%	9.80%

Security Equity Fund Class A, B And C | Small Cap Value
Small Cap Value Fund
INVESTMENT OBJECTIVE
The Small Cap Value Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Family of Funds, as defined on page 39 of the Fund’s prospectus. More information about these and other discounts is available from your financial professional and in the “Buying Shares – Class A Shares” section on page 37 of the Fund’s prospectus and the “How to Purchase Shares” section on page 36 of the Fund’s statement of additional information.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Security Equity Fund Class A, B And C Small Cap Value	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Security Equity Fund Class A, B And C Small Cap Value		Class A	Class C
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.89%	0.70%
Acquired Fund Fees and Expenses		0.06%	0.06%
Total Annual Fund Operating Expenses		2.20%	2.76%
Fee Waiver (and/or Expense Reimbursement)	[1]	(0.84%)	(0.65%)
Total Annual Fund Operating Expenses After Fee Waiver (and/or Expense Reimbursement)		1.36%	2.11%
[1]	The Investment Manager has contractually agreed through February 1, 2014 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A - 1.30% and Class C - 2.05%. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights).

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Redeemed
Expense Example Security Equity Fund Class A, B And C Small Cap Value (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	607	1,054	1,525	2,826
Class C	314	795	1,402	3,043

Not Redeemed
Expense Example, No Redemption Security Equity Fund Class A, B And C Small Cap Value (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	607	1,054	1,525	2,826
Class C	214	795	1,402	3,043

The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its objective by investing, under normal market conditions, at least 80% of its assets (net assets, plus the amount of any borrowing for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (“ADRs”), that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 2000 Value Index. Although a universal definition of small-capitalization companies does not exist, the Fund generally defines small-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Value Index, which is an unmanaged index measuring the performance of the small cap value segment of the U.S. equity universe and which includes companies with lower price-to-book ratios and lower forecasted growth values.

Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), typically chooses equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows and may invest in a limited number of industries or industry sectors, including the technology sector.

The Fund may sell a security if it is no longer considered undervalued or when the company begins to show deteriorating fundamentals.

The Fund also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Fund’s portfolio, to maintain exposure to the equity markets or to increase returns.

The Fund may, from time to time, invest a portion of its assets in technology stocks.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds (“ETFs”) and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles’ securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

The Fund actively trades its investments without regard to the length of time they have been owned by the Fund, which results in higher portfolio turnover.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

PRINCIPAL RISKS

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Derivatives Risk – Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including possible illiquidity of the derivative, limited ability to enter into or unwind a position, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, leverage risk, lack of availability and the risk that the counterparty may default on its obligations. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Equity Securities Risk – Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Fund may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk – Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Investment in Investment Vehicles Risk – Investing in other investment vehicles, including ETFs and other mutual funds subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Leverage Risk – The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile than if it had not been leveraged.

Liquidity and Valuation Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.

Management Risk – The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will be successful. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund.

Market Risk – The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Regulatory and Legal Risk – U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.

Restricted Securities Risk – Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Technology Stocks Risk – Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk – Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A share performance from year to year and by showing how the Fund’s average annual returns for the one year and since inception periods have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 1-800-820-0888.

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.

Highest Quarter Return 2Q 2009 31.14%	Lowest Quarter Return 3Q 2011 -20.95%

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2012)

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class C will vary.

Average Annual Total Returns Security Equity Fund Class A, B And C Small Cap Value	Label	1 Year	Since Inception	Inception Date
Class A	Class A Return Before Taxes	13.07%	15.41%	Jul. 14, 2008
Class A Return After Taxes on Distributions	Class A Return after taxes on distributions	10.30%	12.97%	Jul. 14, 2008
Class A Return After Taxes on Distributions and Sale of Fund Shares	Class A Return after taxes on distributions and sale of fund shares	9.01%	12.11%	Jul. 14, 2008
Class C	Class C Return before taxes	16.85%	16.13%	Jul. 14, 2008
Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)	Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)	18.05%	6.90%	Jul. 14, 2008

Security Equity Fund Class A, B And C | Large Cap Concentrated Growth
Large Cap Concentrated Growth Fund
INVESTMENT OBJECTIVE
The Large Cap Concentrated Growth Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Family of Funds, as defined on page 39 of the Fund’s prospectus. More information about these and other discounts is available from your financial professional and in the “Buying Shares – Class A Shares” section on page 37 of the Fund’s prospectus and the “How to Purchase Shares” section on page 36 of the Fund’s statement of additional information.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Security Equity Fund Class A, B And C Large Cap Concentrated Growth	Class A	Class B		Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	[1]	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none	5.00%		1.00%
[1]	Closed to new subscriptions

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Security Equity Fund Class A, B And C Large Cap Concentrated Growth		Class A	Class B	Class C
Management Fees		0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%
Other Expenses		0.86%	1.39%	0.82%
Total Annual Fund Operating Expenses		1.86%	3.14%	2.57%
Fee Waiver (and/or Expense Reimbursement)	[1]	(0.51%)	(1.04%)	(0.47%)
Total Annual Fund Operating Expenses After Fee Waiver (and/or Expense Reimbursement)		1.35%	2.10%	2.10%
[1]	The Investment Manager has contractually agreed through February 1, 2014 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A - 1.35%, Class B - 2.10% and Class C - 2.10%. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights).

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Redeemed
Expense Example Security Equity Fund Class A, B And C Large Cap Concentrated Growth (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	606	985	1,388	2,512
Class B	713	1,171	1,754	3,077
Class C	313	755	1,323	2,870

Not Redeemed
Expense Example, No Redemption Security Equity Fund Class A, B And C Large Cap Concentrated Growth (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	606	985	1,388	2,512
Class B	213	871	1,554	3,077
Class C	213	755	1,323	2,870

The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 184% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its objective by investing, under normal market conditions, at least 80% of its assets (net assets, plus the amount of any borrowing for investment purposes) in equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (“ADRs”), of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 1000 Growth Index. The Fund focuses its investments in a core position of 20-30 common stocks of growth companies which have exhibited consistent above average earnings and/or revenue growth. The Fund is non-diversified, which means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), selects what it believes to be premier growth companies as the core position for the Fund using a combination of a qualitative top-down approach in reviewing growth trends that is based upon several fixed income factors, such as bond spreads and interest rates, along with a quantitative fundamental bottom-up approach. Portfolio holdings will be replaced when one or more of a company’s fundamentals have changed, and, in the opinion of the Investment Manager, it is no longer a premier growth company. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, the Fund generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000 Growth Index, which is an unmanaged index measuring the performance of the large cap growth segment of the U.S. equity universe and which includes companies with higher price-to-book ratios and higher forecasted growth values.

The Fund may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Fund’s portfolio, to maintain exposure to the equity markets or to increase returns. The Fund also may invest in ADRs.

The Fund may actively trade its investments without regard to the length of time they have been owned by the Fund, which results in higher portfolio turnover.

The Fund may, from time to time, invest a portion of its assets in technology stocks.

The Fund also may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds (“ETFs”) and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity.

The Fund typically sells a stock if its growth prospects diminish or if better opportunities become available.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

PRINCIPAL RISKS

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Derivatives Risk – Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including possible illiquidity of the derivative, limited ability to enter into or unwind a position, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, leverage risk, lack of availability and the risk that the counterparty may default on its obligations. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Equity Securities Risk – Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Fund may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk – Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk – Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Investment in Investment Vehicles Risk – Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Leverage Risk – The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile than if it had not been leveraged.

Liquidity and Valuation Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.

Management Risk – The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will be successful. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund.

Market Risk – The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Non-Diversification Risk – The Fund is considered non-diversified because it invests a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers than a more diversified portfolio, and its performance may be more volatile.

Regulatory and Legal Risk – U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.

Technology Stocks Risk – Stocks of companies involved in the technology sector may be very volatile.

PERFORMANCE INFORMATION

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A share performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 1-800-820-0888.

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.

Highest Quarter Return 3Q 2009 16.22%	Lowest Quarter Return 4Q 2008 -19.83%

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2012)

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.

Average Annual Total Returns Security Equity Fund Class A, B And C Large Cap Concentrated Growth	Label	1 Year	5 Years	10 Years
Class A	Class A Return Before Taxes	5.36%	(0.67%)	3.39%
Class A Return After Taxes on Distributions	Class A Return after taxes on distributions	5.36%	(0.70%)	3.24%
Class A Return After Taxes on Distributions and Sale of Fund Shares	Class A Return after taxes on distributions and sale of fund shares	3.48%	(0.59%)	2.93%
Class B	Class B Return before taxes	4.85%	(0.65%)	3.38%
Class C	Class C Return before taxes	8.81%	(0.24%)	3.22%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	15.26%	3.12%	7.52%

Security Equity Fund Institutional Class | Large Cap Core Fund
Large Cap Core Institutional Fund
INVESTMENT OBJECTIVE
The Large Cap Core Institutional Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Security Equity Fund Institutional Class Large Cap Core Fund Class Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Security Equity Fund Institutional Class Large Cap Core Fund Class Institutional
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.37%
Total Annual Fund Operating Expenses	1.12%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Security Equity Fund Institutional Class Large Cap Core Fund Class Institutional	114	356	617	1,363

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its objective by investing, under normal market conditions, at least 80% of its assets (net assets, plus the amount of any borrowing for investment purposes) in a widely-diversified portfolio of equity securities, which may include common stocks, rights, options, warrants, American Depositary Receipts (“ADRs”) and convertible securities, of companies that, when purchased, have market capitalizations that are usually within the range of companies in the S&P 500 Index. Although a universal definition of large market capitalization companies does not exist, the fund generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the S&P 500 Index, which is an unmanaged index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks.

The Fund pursues its objective by investing, under normal market conditions, in two discrete strategies as follows: (1) approximately 50% of its total assets according to a Large Cap Growth strategy managed by Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), and (2) approximately 50% of its total assets to a Large Cap Value strategy also managed by the Investment Manager.

The Investment Manager manages its allocation of the Fund’s assets according to each of the two respective strategies, and the trading decisions with respect to each of the strategies are made independently. In order to maintain the target allocations between the two strategies, all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) will be divided between the two strategies, as appropriate. The Investment Manager will rebalance the allocation to the Fund’s two strategies promptly to the extent the percentage of the Fund’s assets allocated to either strategy equals or exceeds 60% of the Fund’s total assets.

The Investment Manager in its discretion may make adjustments if either of the two strategies becomes over- or under-weighted as a result of market appreciation or depreciation. Accordingly, the performance of the Fund could differ from the performance of each strategy if either had been maintained as a separate portfolio. As a consequence of the Investment Manager’s efforts to maintain assets between the two strategies at the targeted percentages, the Investment Manager will allocate assets and rebalance when necessary by (1) allocating cash inflow to the strategy that is below its targeted percentage or (2) selling securities in the strategy that exceeds its targeted percentage with proceeds being reallocated to the strategy that is below its targeted percentage.

In choosing equity securities, the Investment Manager uses a blended approach, investing in growth stocks and value stocks and may invest in a limited number of industries or industry sectors, including the technology sector. Growth-oriented stocks are stocks of established companies that typically have a record of consistent earnings growth. The Investment Manager typically chooses growth-oriented companies through a combination of a qualitative top-down approach in reviewing growth trends that is based upon several fixed income factors, such as bond spreads and interest rates, and a quantitative fundamental bottom-up approach. The Investment Manager will also invest in value-oriented stocks. Value-oriented companies appear to be undervalued relative to assets, earnings, growth potential or cash flows. The Investment Manager uses a blend of qualitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC (Return on Invested Capital) over time. The Fund typically sells a security when the reasons for buying it no longer apply, when the company begins to show deteriorating fundamentals or poor relative performance, or falls short of the Investment Manager’s expectations.

The Fund also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Fund’s portfolio, to maintain exposure to the equity markets or to increase returns.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds (“ETFs”) and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity.

The Fund may, from time to time, invest a portion of its assets in technology stocks.

Although the Fund primarily invests in securities issued by domestic companies, there is no limit in the amount that the Fund may invest in securities issued by foreign companies.

The Fund actively trades its investments without regard to the length of time they have been owned by the Fund, which results in higher portfolio turnover.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

PRINCIPAL RISKS

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Derivatives Risk – Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including possible illiquidity of the derivative, limited ability to enter into or unwind a position, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, leverage risk, lack of availability and the risk that the counterparty may default on its obligations. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Equity Securities Risk – Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Fund may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk – Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk – Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Investment in Investment Vehicles Risk – Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Leverage Risk – The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile than if it had not been leveraged.

Liquidity and Valuation Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.

Management Risk – The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will be successful. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund.

Market Risk – The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Regulatory and Legal Risk – U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.

Technology Stocks Risk – Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk – Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A shares from year to year and by showing how the Fund’s average annual returns for the Fund’s Class A shares for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 1-800-820-0888.

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown. Although the table reflects the sales charge, Institutional Class shares are not subject to the sales charge.

Because Institutional Class shares have not operated for a full calendar year as of the date of this Prospectus, the figures shown provide performance for Class A shares of the Fund. Class A shares are not offered in this Prospectus. Institutional Class shares would have substantially similar returns as the Class A shares because Institutional Class shares represent interests in the same portfolio of securities. Annual returns would differ only to the extent that Institutional Class shares have different expenses.

Highest Quarter Return	Lowest Quarter Return
3Q 2009 16.38%	4Q 2008 -22.03%

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2012)

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Security Equity Fund Institutional Class Large Cap Core Fund	Label	1 Year	5 Years	10 Years
Class A	Class A Return Before Taxes	7.12%	(1.17%)	3.04%
Class A Return After Taxes on Distributions	Class A Return after taxes on distributions	6.98%	(1.27%)	2.35%
Class A Return After Taxes on Distributions and Sale of Fund Shares	Class A Return after taxes on distributions and sale of fund shares	4.63%	(1.05%)	2.50%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	S&P 500 Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%	7.10%

Security Equity Fund Institutional Class | Small Cap Growth
Small Cap Growth Institutional Fund
INVESTMENT OBJECTIVE
The Small Cap Growth Institutional Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Security Equity Fund Institutional Class Small Cap Growth Class Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Security Equity Fund Institutional Class Small Cap Growth Class Institutional
Management Fees	0.85%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.94%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.80%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Security Equity Fund Institutional Class Small Cap Growth Class Institutional	183	566	975	2,116

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets, plus the amount of any borrowing for investment purposes) in equity securities, which include common and preferred stocks, warrants and securities convertible into common or preferred stocks, of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 2500 Growth Index. The Fund’s benchmark is the Russell 2000 Growth Index, which measures the performance of securities of smaller U.S. companies with greater-than-average growth orientation. Although a universal definition of small-capitalization companies does not exist, the Fund generally defines small capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2500 Growth Index, which is an unmanaged index that measures the performance of securities of small-to-mid cap U.S. companies with higher price-to-book ratios and higher forecasted growth values. As of December 31, 2012, the Russell 2500 Growth Index consisted of securities of companies with capitalizations that ranged from $28 million to $5 billion.

Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), uses a combination of a qualitative economic approach in reviewing growth trends that is based upon several fixed income factors, such as bond spreads and interest rates, along with a quantitative fundamental bottom-up approach in selecting growth stocks. The Investment Manager chooses portfolio securities that it believes are attractively valued with the greatest potential for long term growth of capital and may invest in a limited number of industries or industry sectors. The Investment Manager identifies the securities of companies that it believes are in the early to middle stages of growth and are valued at a reasonable price. Equity securities considered to have appreciation potential may include securities of smaller and less mature companies which have unique proprietary products or profitable market niches and the potential to grow very rapidly (including, without limitation, technology companies).

The Fund typically sells a stock if its growth prospects diminish, or if better opportunities become available.

The Fund also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Fund’s portfolio, to increase returns or to maintain exposure to the equity markets. The Fund may also invest in American Depositary Receipts (“ADRs”).

The Fund may actively trade its investments without regard to the length of time they have been owned by the Fund, which results in higher portfolio turnover.

The Fund may, from time to time, invest a portion of its assets in technology stocks.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds (“ETFs”) and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity. Certain investment company securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

PRINCIPAL RISKS

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Derivatives Risk – Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including possible illiquidity of the derivative, limited ability to enter into or unwind a position, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, leverage risk, lack of availability and the risk that the counterparty may default on its obligations. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Equity Securities Risk – Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Fund may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk – Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk – Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Investment in Investment Vehicles Risk – Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Leverage Risk – The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile than if it had not been leveraged.

Liquidity and Valuation Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.

Management Risk – The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will be successful. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund.

Market Risk – The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Preferred Securities Risk – A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Regulatory and Legal Risk – U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.

Restricted Securities Risk – Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Technology Stocks Risk – Stocks of companies involved in the technology sector may be very volatile.

PERFORMANCE INFORMATION

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A shares from year to year and by showing how the Fund’s average annual returns for the Fund’s Class A shares for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 1-800-820-0888.

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown. Although the table reflects the sales charge, Institutional Class shares are not subject to the sales charge.

Because Institutional Class shares have not operated for a full calendar year as of the date of this Prospectus, the figures shown provide performance for Class A shares of the Fund. Class A shares are not offered in this Prospectus. Institutional Class shares would have substantially similar returns as the Class A shares because Institutional Class shares represent interests in the same portfolio of securities. Annual returns would differ only to the extent that Institutional Class shares have different expenses.

RS Investment Management Co. LLC served as the sub-adviser to the Fund from September 30, 2002 to November 24, 2008. Since then, advisory services have been provided by the Investment Manager, and the Fund has new principal investment strategies.

Highest Quarter Return	Lowest Quarter Return
2Q 2003 27.57%	4Q 2008 -26.11%

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2012)

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Security Equity Fund Institutional Class Small Cap Growth	Label	1 Year	5 Years	10 Years
Class A	Class A Return Before Taxes	5.30%	(2.21%)	6.54%
Class A Return After Taxes on Distributions	Class A Return after taxes on distributions	5.30%	(2.23%)	6.35%
Class A Return After Taxes on Distributions and Sale of Fund Shares	Class A Return after taxes on distributions and sale of fund shares	3.44%	(1.87%)	5.71%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	14.59%	3.49%	9.80%

Security Equity Fund Institutional Class | Small Cap Value
Small Cap Value Institutional Fund
INVESTMENT OBJECTIVE
The Small Cap Value Institutional Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Security Equity Fund Institutional Class Small Cap Value Class Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Security Equity Fund Institutional Class Small Cap Value Class Institutional
Management Fees		1.00%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.44%
Acquired Fund Fees and Expenses		0.06%
Total Annual Fund Operating Expenses		1.50%
Fee Waiver (and/or Expense Reimbursement)	[1]	(0.39%)
Total Annual Fund Operating Expenses After Fee Waiver (and/or Expense Reimbursement)		1.11%
[1]	The Investment Manager has contractually agreed through February 1, 2014 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of the Fund to the annual percentage of 1.05% of the average daily net assets for the Fund. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights).

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Security Equity Fund Institutional Class Small Cap Value Class Institutional	113	436	781	1,757

The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its objective by investing, under normal market conditions, at least 80% of its assets (net assets, plus the amount of any borrowing for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (“ADRs”) that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 2000 Value Index. Although a universal definition of small-capitalization companies does not exist, the Fund generally defines small-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Value Index, which is an unmanaged index measuring the performance of the small cap value segment of the U.S. equity universe and which includes companies with lower price-to-book ratios and lower forecasted growth values.

Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), typically chooses equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows and may invest in a limited number of industries or industry sectors, including the technology sector.

The Fund may sell a security if it is no longer considered undervalued or when the company begins to show deteriorating fundamentals.

The Fund also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Fund’s portfolio, to maintain exposure to the equity markets or to increase returns.

The Fund may, from time to time, invest a portion of its assets in technology stocks.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds (“ETFs”) and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles’ securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

The Fund actively trades its investments without regard to the length of time they have been owned by the Fund, which results in higher portfolio turnover.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

PRINCIPAL RISKS

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Derivatives Risk – Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including possible illiquidity of the derivative, limited ability to enter into or unwind a position, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, leverage risk, lack of availability and the risk that the counterparty may default on its obligations. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Equity Securities Risk – Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Fund may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk – Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Investment in Investment Vehicles Risk – Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Leverage Risk – The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile than if it had not been leveraged.

Liquidity and Valuation Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.

Management Risk – The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will be successful. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund.

Market Risk – The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Regulatory and Legal Risk – U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.

Restricted Securities Risk – Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Technology Stocks Risk – Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk – Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year and since inception periods have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 1-800-820-0888.

Highest Quarter Return	Lowest Quarter Return
2Q 2009 31.34%	3Q 2011 -20.91%

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2012)

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Security Equity Fund Institutional Class Small Cap Value	Label	1 Year	Since Inception	Inception Date
Class Institutional	Institutional Fund Return Before Taxes	18.97%	17.24%	Jul. 14, 2008
Class Institutional Return After Taxes on Distributions	Institutional Fund Return after taxes on distributions	16.00%	14.75%	Jul. 14, 2008
Class Institutional Return After Taxes on Distributions and Sale of Fund Shares	Institutional Fund Return after taxes on distributions and sale of fund shares	12.86%	13.73%	Jul. 14, 2008
Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)	Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)	18.05%	6.90%	Jul. 14, 2008

Security Equity Fund Institutional Class | Large Cap Concentrated Growth
Large Cap Concentrated Growth Institutional Fund
INVESTMENT OBJECTIVE
The Large Cap Concentrated Growth Institutional Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Security Equity Fund Institutional Class Large Cap Concentrated Growth Class Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Security Equity Fund Institutional Class Large Cap Concentrated Growth Class Institutional
Management Fees		0.75%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.65%
Total Annual Fund Operating Expenses		1.40%
Fee Waiver (and/or Expense Reimbursement)	[1]	(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver (and/or Expense Reimbursement)		1.10%
[1]	The Investment Manager has contractually agreed through February 1, 2014 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of the Fund to the annual percentage of 1.10% of the average daily net assets for the Fund. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights).

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Security Equity Fund Institutional Class Large Cap Concentrated Growth Class Institutional	112	414	737	1,654

The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 184% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its objective by investing, under normal market conditions, at least 80% of its assets (net assets, plus the amount of any borrowing for investment purposes) in equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (“ADRs”), of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 1000 Growth Index. The Fund focuses its investments in a core position of 20-30 common stocks of growth companies which have exhibited consistent above average earnings and/or revenue growth. The Fund is non-diversified, which means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), selects what it believes to be premier growth companies as the core position for the Fund using a combination of a qualitative top-down approach in reviewing growth trends that is based upon several fixed income factors, such as bond spreads and interest rates, along with a quantitative fundamental bottom-up approach. Portfolio holdings will be replaced when one or more of a company’s fundamentals have changed, and, in the opinion of the Investment Manager, it is no longer a premier growth company. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, the Fund generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000 Growth Index, which is an unmanaged index measuring the performance of the large cap growth segment of the U.S. equity universe and which includes companies with higher price-to-book ratios and higher forecasted growth values.

The Fund may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Fund’s portfolio, to maintain exposure to the equity markets or to increase returns. The Fund also may invest in ADRs.

The Fund may actively trade its investments without regard to the length of time they have been owned by the Fund, which results in higher portfolio turnover.

The Fund may, from time to time, invest a portion of its assets in technology stocks.

The Fund also may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds (“ETFs”) and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity.

The Fund typically sells a stock if its growth prospects diminish or if better opportunities become available.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

PRINCIPAL RISKS

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Derivatives Risk – Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including possible illiquidity of the derivative, limited ability to enter into or unwind a position, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, leverage risk, lack of availability and the risk that the counterparty may default on its obligations. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Equity Securities Risk – Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Fund may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk – Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk – Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Investment in Investment Vehicles Risk – Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Leverage Risk – The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile than if it had not been leveraged.

Liquidity and Valuation Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.

Management Risk – The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will be successful. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund.

Market Risk – The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Non-Diversification Risk – The Fund is considered non-diversified because it invests a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers than a more diversified portfolio, and its performance may be more volatile.

Regulatory and Legal Risk – U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.

Technology Stocks Risk – Stocks of companies involved in the technology sector may be very volatile.

PERFORMANCE INFORMATION

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A shares from year to year and by showing how the Fund’s average annual returns for the Fund’s Class A shares for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 1-800-820-0888.

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown. Although the table reflects the sales charge, Institutional Class shares are not subject to the sales charge.

Because Institutional Class shares have not operated for a full calendar year as of the date of this Prospectus, the figures shown provide performance for Class A shares of the Fund. Class A shares are not offered in this Prospectus. Institutional Class shares would have substantially similar returns as the Class A shares because Institutional Class shares represent interests in the same portfolio of securities. Annual returns would differ only to the extent that Institutional Class shares have different expenses.

Highest Quarter Return	Lowest Quarter Return
3Q 2009 16.22%	4Q 2008 -19.83%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2012)

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Security Equity Fund Institutional Class Large Cap Concentrated Growth	Label	1 Year	5 Years	10 Years
Class A	Class A Return Before Taxes	5.36%	(0.67%)	3.39%
Class A Return After Taxes on Distributions	Class A Return after taxes on distributions	5.36%	(0.70%)	3.24%
Class A Return After Taxes on Distributions and Sale of Fund Shares	Class A Return after taxes on distributions and sale of fund shares	3.48%	(0.59%)	2.93%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	15.26%	3.12%	7.52%

Security Equity Fund Institutional Class | Mid Cap Value Institutional
Mid Cap Value Institutional Fund
INVESTMENT OBJECTIVE
The Mid Cap Value Institutional Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Security Equity Fund Institutional Class Mid Cap Value Institutional Class Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Security Equity Fund Institutional Class Mid Cap Value Institutional Class Institutional
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.06%
Total Annual Fund Operating Expenses	1.07%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Security Equity Fund Institutional Class Mid Cap Value Institutional Class Institutional	109	340	590	1,306

The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its objective by investing, under normal market conditions, at least 80% of its assets (net assets, plus the amount of any borrowing for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (“ADRs”), that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 2500 Value Index. Although a universal definition of mid-capitalization companies does not exist, the Fund generally defines mid-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2500 Value Index, which is an unmanaged index that measures the performance of securities of small-to-mid cap U.S. companies with greater-than-average value orientation. As of December 31, 2012, the index consisted of securities of companies with capitalizations that ranged from $30 million to $10 billion.

Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), typically chooses equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows and may invest in a limited number of industries or industry sectors, including the technology sector. Due to the nature of value companies, the securities included in the Fund’s portfolio typically consist of small-to medium-sized companies.

The Fund may sell a security if it is no longer considered undervalued or when the company begins to show deteriorating fundamentals.

The Fund also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Fund’s portfolio, to maintain exposure to the equity markets or to increase returns.

The Fund may, from time to time, invest a portion of its assets in technology stocks.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds (“ETFs”) and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles’ securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Derivatives Risk – Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including possible illiquidity of the derivative, limited ability to enter into or unwind a position, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, leverage risk, lack of availability and the risk that the counterparty may default on its obligations. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Equity Securities Risk – Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Fund may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk – Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Investment in Investment Vehicles Risk – Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Leverage Risk – The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile than if it had not been leveraged.

Liquidity and Valuation Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.

Management Risk – The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will be successful. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund.

Market Risk – The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Regulatory and Legal Risk – U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.

Restricted Securities Risk – Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund.

Technology Stocks Risk – Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk – Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year and since inception periods have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 1-800-820-0888.

Highest Quarter Return	Lowest Quarter Return
2Q 2009 24.00%	3Q 2011 -19.86%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2012)

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Security Equity Fund Institutional Class Mid Cap Value Institutional	Label	1 Year	Since Inception	Inception Date
Class Institutional	Institutional Fund Return Before Taxes	17.63%	9.51%	Jul. 14, 2008
Class Institutional Return After Taxes on Distributions	Institutional Fund Return after taxes on distributions	15.73%	7.54%	Jul. 14, 2008
Class Institutional Return After Taxes on Distributions and Sale of Fund Shares	Institutional Fund Return after taxes on distributions and sale of fund shares	13.63%	7.34%	Jul. 14, 2008
Russell 2500 Value Index (reflects no deductions for fees, expenses or taxes)	Russell 2500 Value Index (reflects no deductions for fees, expenses or taxes)	19.21%	8.05%	Jul. 14, 2008

Security Equity Fund Class A, B, C And Institutional | Alpha Opportunity
Alpha Opportunity Fund
INVESTMENT OBJECTIVE
The Alpha Opportunity Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Family of Funds, as defined on page 16 of the Fund’s prospectus. More information about these and other discounts is available from your financial professional and in the “Buying Shares – Class A Shares” section on page 19 of the Fund’s prospectus and the “How to Purchase Shares” section on page 36 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Security Equity Fund Class A, B, C And Institutional Alpha Opportunity	Class A	Class B		Class C	Class Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	[1]	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none	5.00%		1.00%	none
[1]	Closed to new subscriptions

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Security Equity Fund Class A, B, C And Institutional Alpha Opportunity		Class A	Class B	Class C	Class Institutional
Management Fees		1.25%	1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Remaining Other Expenses		1.39%	1.52%	1.45%	1.33%
Dividend and Interest Expenses		0.10%	0.10%	0.10%	0.10%
Other Expenses		1.49%	1.62%	1.55%	1.43%
Total Annual Fund Operating Expenses		2.99%	3.87%	3.80%	2.68%
Fee Waiver (and/or Expense Reimbursement)	[1]	(0.78%)	(0.91%)	(0.84%)	(0.72%)
Total Annual Fund Operating Expenses After Fee Waiver (and/or Expense Reimbursement)		2.21%	2.96%	2.96%	1.96%
[1]	The Investment Manager has contractually agreed through February 1, 2014 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A - 2.11%, Class B - 2.86%, Class C - 2.86% and Institutional Class - 1.86%. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your cost would be:

Redeemed
Expense Example Security Equity Fund Class A, B, C And Institutional Alpha Opportunity (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	688	1,286	1,907	3,574
Class B	799	1,398	2,115	3,848
Class C	399	1,084	1,888	3,983
Class Institutional	199	764	1,356	2,960

Not Redeemed
Expense Example, No Redemption Security Equity Fund Class A, B, C And Institutional Alpha Opportunity (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	688	1,286	1,907	3,574
Class B	299	1,098	1,915	3,848
Class C	299	1,084	1,888	3,983
Class Institutional	199	764	1,356	2,960

The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 707% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its objective by investing, under normal market conditions, approximately (1) 37.5% of its total assets according to a long/short strategy with an emphasis on securities of domestic issuers managed by Mainstream Investment Advisers, LLC (“Mainstream” and the “Domestic Long/Short Sub-Portfolio”), the Fund’s sub-adviser, (2) 37.5% of its total assets, managed directly by Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), according to a long/short strategy with an emphasis on securities of non-U.S. issuers (the “Global Long/Short Sub-Portfolio”), and (3) 25% of its total assets, also managed directly by the Investment Manager, in a portfolio of equity securities, equity derivatives and fixed income securities (the “Indexed Sub-Portfolio”) that is intended to closely track the performance of the S&P 500 Composite Stock Price Index (the “S&P 500 Index”), which consists of common stocks representing approximately two-thirds of the total market value of all U.S. common stocks. Each of Mainstream and the Investment Manager manages its allocation of the Fund’s assets according to its respective strategy, and its trading decisions are made independently.

“Alpha” in the Fund’s name refers to the potential for the Fund’s portfolio to achieve returns that are favorable relative to the amount of risk taken. Of course, there is no guarantee that the Fund will achieve its objective of long-term growth of capital, and an investment in the Fund involves significant risk.

All daily cash inflows and outflows will be allocated to the Indexed Sub-Portfolio of the Fund. Approximately once a month, the Investment Manager will review the allocations in each of the sub-portfolios. When the Indexed Sub-Portfolio is greater than 25% or less than 15% of the Fund’s total assets, the Investment Manager usually will rebalance the Fund’s portfolio by reallocating the assets among the sub-portfolios so that the Fund returns to the target allocation. The Investment Manager will also usually rebalance the Domestic and Global Long/Short Sub-Portfolios of the Fund when the difference between those sub-portfolios is more than 10% of the Fund’s total assets so that the percentage of the Fund’s total assets in each of the Domestic and Global Long/Short Sub-Portfolios returns to approximately 37.5%.

The Fund may invest up to 50% of its net assets in foreign securities, in addition to American Depositary Receipts (ADRs). ADRs are dollar-denominated receipts issued generally by U.S. banks, which represent the deposit with the bank of a foreign company’s securities. ADRs are publicly traded on exchanges or over-the-counter in the United States. Each of the Fund’s sub-portfolios can invest in foreign securities although the Global Long/Short Sub-Portfolio will invest a larger portion of its assets in foreign securities so that the assets in the Global Long/Short Sub-Portfolio generally will be diversified among investments in a number of different countries throughout the world. The Fund may invest in issuers of any size, including small-capitalization issuers.

Certain investment vehicles’ securities in which the Fund may invest may be illiquid.

The Fund actively trades its investments without regard to the length of time they have been owned by the Fund, which results in higher portfolio turnover.

Under adverse or unstable market conditions, the Fund (or each of its sub-portfolios) could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Strategies of the Domestic Long/Short Sub-Portfolio – The Fund pursues its domestic long/short strategy by investing primarily in publicly-traded equity securities, principally common stocks, but to a lesser degree in (“ETFs) and other securities with equity characteristics. If there are an insufficient number of available securities meeting the purchase criteria of Mainstream, the Fund may also hold a portion of its assets in cash and money market instruments, and such holdings may be substantial. Dividend and interest income will be an incidental consideration. The Fund may engage in short sales of securities believed to be overvalued.

Mainstream seeks to identify individual stocks with solid underlying financial fundamentals, trading at levels representing value relative to the market generally. Mainstream uses technical and fundamental methods of analysis to choose stocks for the Fund’s portfolio. The technical analyses used include a relative strength index (“RSI”), price moving averages and price relative to historical market averages.

Mainstream also uses bottom-up analysis by evaluating approximately 2,000 actively traded stocks in the marketplace. The bottom-up analysis reviews stock prices in relationship to their stock price moving averages and ranks them by their RSIs. A purchase candidate is identified as a stock that is at fair value or undervalued to the marketplace. A sale candidate is identified as a stock that is expensive or overbought. These action candidates are then grouped by industry. Mainstream prefers that the candidates are concentrated in a particular industry. Mainstream also considers the industry and underlying financial fundamentals of the action candidates. Where the fundamentals are positive relative to their valuations, the stocks may be purchased. Stocks with high RSIs may be sold. Stocks with high RSIs and deteriorating fundamentals may be sold short.

A top-down evaluation of the stock and bond markets, primarily based on their RSIs, is also used. A high RSI may indicate that the marketplace is expensive or overbought; conversely, a low RSI may indicate that the marketplace is inexpensive or oversold. Mainstream uses the RSI in combination with an analysis of the short-term outlook for corporate earnings, interest rates, currencies and commodities to determine the overall stock to cash and long stock to short stock allocations.

Mainstream actively manages its portion of the Fund’s portfolio and will buy and sell securities frequently.

Strategies of the Global Long/Short Sub-Portfolio – The Fund pursues a global long/short strategy by holding long (purchasing) foreign and domestic common stocks or convertible stocks of companies which the Investment Manager believes will outperform the market and by selling short those securities believed to be overvalued or expected to underperform the market.

The Investment Manager may also invest a portion of the Fund’s assets in options, futures contracts and foreign currencies, which may be used to hedge its portion of the Fund’s portfolio, to increase returns or to maintain exposure to the equity markets. The Investment Manager may engage in short sales of securities believed to be overvalued or expected to underperform the market. The Investment Manager may also invest in emerging market countries. With respect to investments in foreign securities, there is no limit in the amount that the Global Long/Short Sub-Portfolio may invest in securities issued by companies from emerging markets.

The Investment Manager uses both quantitative and qualitative techniques to identify long and short investment opportunities. The Investment Manager’s universe of securities begins with the approximately 5,000 of the largest publicly traded companies globally. Through quantitative screening and fundamental analysis, the Investment Manager narrows the universe of securities to a list of long and short investment opportunities. The Investment Manager then builds a portfolio of securities designed to maximize the absolute returns of the sub-portfolio from the Investment Manager’s selection methodology while working to maintain prudent risk controls.

The Investment Manager will consider buying a security that is not currently held in the Global Long/Short Sub-Portfolio when the security candidate has passed through the research process and the Investment Manager believes that there is a potential for upside price movement over the following year with a return to risk ratio that meets its criteria. In the case of a security already held in the Global Long/Short Sub-Portfolio, the Investment Manager will consider adding to the position in the event the security has been unusually weak in the market based on the Investment Manager’s analysis and the Investment Manager continues to believe that the one year price objective is valid. The Investment Manager will consider selling a security if it believes that the price objective is no longer valid. The Investment Manager may also reduce a position in the Global Long/Short Sub-Portfolio with respect to a security if the position approaches its price objective and the risk/return is deteriorating.

Strategies of the Indexed Sub-Portfolio – With respect to the Indexed Sub-Portfolio, the Investment Manager seeks investment returns that are similar to those of the S&P 500 Index by primarily investing in equity derivatives, such as futures contracts, options on futures contracts, and equity options. An equity derivative is a financial instrument whose value depends on, or is “derived” from, the value of an underlying asset or index, such as the S&P 500 Index. Using S&P 500 equity derivatives, the Investment Manager can obtain investment exposure to the S&P 500 Index equal to the net asset value of the Fund that it manages with a fraction of the assets that would be needed to purchase an equivalent amount of equity securities directly. Obtaining magnified investment exposure on a small investment is referred to as “leverage,” and it can increase the volatility of the Fund’s performance. However, because the Fund ultimately is responsible for the entire amount of the investment exposure under an equity derivative, the Investment Manager will manage the remainder of its portion of the Fund so that any leverage achieved through equity derivatives is reduced by other investments. While there are a number of ways of offsetting the leverage achieved through equity derivatives, the Investment Manager generally will do so by investing in fixed income securities in an amount sufficient to meet the Fund’s obligations under the equity derivatives.

The Investment Manager actively manages the fixed income securities with a view toward enhancing the Fund’s total return and recouping some of the transaction and financing costs associated with investing in equity derivatives, which are reflected in the operating costs of the Fund. The Fund’s overall portfolio duration for its investments in fixed income securities is normally not expected to exceed one year. The fixed income securities in which the Fund may invest include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; corporate debt securities of U.S. issuers, including mortgage backed and other asset-backed securities; and bank certificates of deposit, fixed time deposits and bankers’ acceptances.

Although the Investment Manager does not normally invest the Indexed Sub-Portfolio this portion of the Fund’s portfolio directly in S&P 500 securities, when equity derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest in a “basket” of S&P 500 stocks. The S&P 500 Index is a well known stock market index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return of the S&P 500 Index itself. The Investment Manager may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests.

Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500 Index. The Fund may also invest in ETFs based on the S&P 500 Index, such as Standard & Poor’s Depositary Receipts.

PRINCIPAL RISKS

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Credit Risk – The Fund could lose money if the issuer of a bond is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility of the price and liquidity of the bond.

Derivatives Risk – Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including possible illiquidity of the derivative, limited ability to enter into or unwind a position, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, leverage risk, lack of availability and the risk that the counterparty may default on its obligations. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Emerging Markets Risk – Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed and developing countries.

Equity Securities Risk – Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Fund may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk – Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk – Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Interest Rate Risk – Investments in fixed income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Fund’s securities, and share price to decline. Fixed income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk – Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Leverage Risk – The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile than if it had not been leveraged.

Liquidity and Valuation Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.

Management Risk – The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will be successful. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund.

Market Risk – The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Regulatory and Legal Risk – U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.

Short Sales Risk – Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Value Stocks Risk – Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

PERFORMANCE INFORMATION

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A share performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and since inception have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.

Effective August 18, 2008, certain changes to Alpha Opportunity Fund’s principal investment strategies, management fees and advisers were made.

Highest Quarter Return 3Q 2010 18.70%	Lowest Quarter Return 4Q 2008 -22.65%

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2012)

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.

Average Annual Total Returns Security Equity Fund Class A, B, C And Institutional Alpha Opportunity	Label	1 Year	5 Years	Since Inception		Inception Date
Class A	Class A Return Before Taxes	8.56%	2.18%	8.18%		Jul. 07, 2003
Class A Return After Taxes on Distributions	Class A Return after taxes on distributions	8.56%	2.18%	6.35%		Jul. 07, 2003
Class A Return After Taxes on Distributions and Sale of Fund Shares	Class A Return after taxes on distributions and sale of fund shares	5.56%	1.87%	6.04%		Jul. 07, 2003
Class B	Class B Return before taxes	8.04%	2.19%	8.14%		Jul. 07, 2003
Class C	Class C Return before taxes	12.13%	2.56%	8.01%		Jul. 07, 2003
Class Institutional	Institutional Class Return Before Taxes	14.99%	none	15.73%	[1]	Jul. 11, 2008
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	S&P 500 Index (reflects no deductions for fees, expenses or taxes)	16.00%	1.66%	5.91%		Jul. 07, 2003
[1]	The inception date for the Institutional Class is 11/7/2008.

Security Equity Fund Class A, B And C | MSCI EAFE Equal Weight
MSCI EAFE Equal Weight Fund
INVESTMENT OBJECTIVE

The MSCI EAFE Equal Weight Fund (the “Fund”) seeks performance that corresponds, before fees and expenses, to the price and yield performance of the MSCI EAFE Equal Weighted Index (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Family of Funds, as defined on page 35 of the Fund’s prospectus. More information about these and other discounts is available from your financial professional and in the “Buying Shares – Class A Shares” section on page 14 of the Fund’s prospectus and the “How to Purchase Shares” section on page 34 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Security Equity Fund Class A, B And C MSCI EAFE Equal Weight	Class A	Class B		Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	[1]	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none	5.00%		1.00%
[1]	Closed to new subscriptions

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Security Equity Fund Class A, B And C MSCI EAFE Equal Weight		Class A	Class B	Class C
Management Fees		0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%
Tax Expenses		0.02%	0.02%	0.02%
Remaining Other Expenses		1.08%	1.62%	1.16%
Other Expenses		1.10%	1.64%	1.18%
Total Annual Fund Operating Expenses		2.05%	3.34%	2.88%
Fee Waiver (and/or Expense Reimbursement)	[1]	(0.42%)	(0.96%)	(0.50%)
Total Annual Fund Operating Expenses After Fee Waiver (and/or Expense Reimbursement)		1.63%	2.38%	2.38%
[1]	The Investment Manager has contractually agreed through February 1, 2014 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A - 1.61%, Class B - 2.36% and Class C - 2.36%. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights).

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Redeemed
Expense Example Security Equity Fund Class A, B And C MSCI EAFE Equal Weight (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	633	1,049	1,489	2,709
Class B	741	1,238	1,858	3,395
Class C	341	845	1,474	3,169

Not Redeemed
Expense Example, No Redemption Security Equity Fund Class A, B And C MSCI EAFE Equal Weight (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	633	1,049	1,489	2,709
Class B	241	938	1,658	3,395
Class C	241	845	1,474	3,169

The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

The Fund uses a passive management strategy, known as “representative sampling,” to track the performance of the Underlying Index. “Representative sampling” refers to an indexing strategy that generally involves investing in a representative sample of securities or financial instruments, primarily consisting of American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), that have an investment profile similar to the Underlying Index and some, but not all, of the component securities of the Underlying Index. This technique involves the use of risk management and quantitative stock picking strategies. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets, plus the amount of any borrowing for investment purposes) in the equity securities included in the Underlying Index. The Fund may hold up to 20% of its assets in securities not included in or representative of the Underlying Index. The Investment Manager expects that, over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. However, fees and expenses incurred by the Fund as well as the size and frequency of cash flows into and out of the Fund as well as other factors will cause differences in performance, usually making it harder for the Fund to correlate to the Underlying Index. The Fund may invest in a variety of investment vehicles, such as exchange traded funds (“ETFs”) and other mutual funds. The Fund may use these investments as a way of managing its cash position to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. The Fund may also invest in futures contracts in order to maintain exposure to the securities and currency markets at times when it is not able to purchase the corresponding securities and currencies or it believes that it is more appropriate to use futures.

The MSCI EAFE Equal Weighted Index is an unmanaged equal-weighted version of the MSCI EAFE Index, which means that each security included in the index has the same weight on each rebalancing date and then fluctuates based on the performance of the security until weights are reset equally on the next rebalancing date. The MSCI EAFE Equal Weighted Index is generally rebalanced quarterly. The Fund’s investments will be weighted and rebalanced in accordance with the MSCI EAFE Equal Weighted Index. The MSCI EAFE Index (Europe, Australasia, Far East) is an index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of December 31, 2012, the MSCI EAFE Index consisted of separate sub-indices representing the following 22 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom, with capitalizations ranging from $1 to $209 billion. Both Indices are denominated in U.S. Dollars.

PRINCIPAL RISKS

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Correlation and Tracking Error Risk – A number of factors may affect the Fund’s ability to track its benchmark index or achieve a high degree of correlation with its benchmark either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of its Underlying Index, rounding of share prices, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error or correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Capitalization Securities Risk – The Fund’s Underlying Index may be composed primarily of, or have significant exposure to, securities in a particular capitalization range, e.g., large-, mid- or small-cap securities. As a result, the Fund may be subject to the risk that the pre-dominate capitalization range represented in the Underlying Index may underperform other segments of the equity market or the equity market as a whole.

Currency Risk – Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Fund. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs and GDRs. The underlying securities of the ADRs and GDRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs and GDRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including possible illiquidity of the derivative, limited ability to enter into or unwind a position, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, leverage risk, lack of availability and the risk that the counterparty may default on its obligations. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Equity Securities Risk – Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Fund may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk – Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Geographic Focus Risk – To the extent that the Fund’s investments are focused in a particular country or region, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country or region. The Fund’s exposure generally will be focused on a particular country or region to the same extent as the Underlying Index. The Fund has focused investment exposure to the regions listed below.

Asia – While certain Asian economies are exemplars of growth and development others have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions.

Europe – The European economy is diverse and includes both large, competitive economies and small, struggling economies. The European economy is vulnerable to decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro and recessions in EU economies. The European financial markets have recently experienced volatility due to concerns about rising government debt levels of several European countries and increased unemployment levels. Economic uncertainty may have an adverse effect on the value of the Fund’s investments.

Investment in Investment Vehicles Risk – Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Leverage Risk – The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile than if it had not been leveraged.

Liquidity and Valuation Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.

Market Risk – The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Passive Investment/Index Strategy Risk – The Fund has an investment strategy that is designed to track the performance of its Underlying Index and is not actively managed. The Investment Manager does not base its securities selection based upon its view of the relative benefits and detriments of issuers or securities, and the Investment Manager does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PERFORMANCE INFORMATION

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A share performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years have compared to those of broad measures of market performance. Performance prior to April 29, 2011 was achieved when the Fund had a different investment objective and used different strategies. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 1-800-820-0888.

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.

Highest Quarter Return	Lowest Quarter Return
2Q 2003 20.77%	3Q 2011 -18.28%

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2012)

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.

Average Annual Total Returns Security Equity Fund Class A, B And C MSCI EAFE Equal Weight	Label	1 Year		5 Years		10 Years
Class A	Class A Return Before Taxes	10.32%		(4.86%)		6.68%
Class A Return After Taxes on Distributions	Class A Return after taxes on distributions	9.57%		(5.09%)		5.74%
Class A Return After Taxes on Distributions and Sale of Fund Shares	Class A Return after taxes on distributions and sale of fund shares	6.69%		(4.20%)		5.85%
Class B	Class B Return before taxes	11.18%		(3.86%)		7.28%
Class C	Class C Return before taxes	14.04%		(4.45%)		6.51%
MSCI EAFE Equal Weighted Index (reflects no deductions for fees, expenses or taxes)	MSCI EAFE Equal Weighted Index (reflects no deductions for fees, expenses or taxes)	16.91%	[1]	none	[1]	none	[1]
[1]	The MSCI EAFE Equal Weighted Index inception date is January 22, 2008 and therefore index performance for certain time periods is not available.

Security Equity Fund Institutional Class | MSCI EAFE Equal Weight
MSCI EAFE Equal Weight Institutional Fund
INVESTMENT OBJECTIVE

The MSCI EAFE Equal Weight Institutional Fund (the “Fund”) seeks performance that corresponds, before fees and expenses, to the price and yield performance of the MSCI EAFE Equal Weighted Index (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Security Equity Fund Institutional Class MSCI EAFE Equal Weight Class Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none

ANNUAL FUND OPERATING EXPENSES* (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Security Equity Fund Institutional Class MSCI EAFE Equal Weight Class Institutional
Management Fees		0.70%
Distribution and Service (12b-1) Fees		none
Other Expenses		1.20%
Total Annual Fund Operating Expenses		1.90%
Fee Waiver (and/or Expense Reimbursement)	[1]	(0.54%)
Total Annual Fund Operating Expenses After Fee Waiver (and/or Expense Reimbursement)		1.36%
[1]	The Investment Manager has contractually agreed through February 1, 2014 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of the Fund to the annual percentage of 1.36% of the average daily net assets for the Fund. The Fund may have "Total annual fund operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights).

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Security Equity Fund Institutional Class MSCI EAFE Equal Weight Class Institutional	138	545	976	2,178

The above Examples reflect applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund uses a passive management strategy, known as “representative sampling,” to track the performance of the Underlying Index. “Representative sampling” refers to an indexing strategy that generally involves investing in a representative sample of securities or financial instruments, primarily consisting of American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), that have an investment profile similar to the Underlying Index and some, but not all, of the component securities of the Underlying Index. This technique involves the use of risk management and quantitative stock picking strategies. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets, plus the amount of any borrowing for investment purposes) in the equity securities included in the Underlying Index. The Fund may hold up to 20% of its assets in securities not included in or representative of the Underlying Index. The Investment Manager expects that, over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. However, fees and expenses incurred by the Fund as well as the size and frequency of cash flows into and out of the Fund as well as other factors will cause differences in performance, usually making it harder for the Fund to correlate to the Underlying Index. The Fund may invest in a variety of investment vehicles, such as exchange traded funds (“ETFs”) and other mutual funds. The Fund may use these investments as a way of managing its cash position to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. The Fund may also invest in futures contracts in order to maintain exposure to the securities and currency markets at times when it is not able to purchase the corresponding securities and currencies or it believes that it is more appropriate to use futures.

The MSCI EAFE Equal Weighted Index is an unmanaged equal-weighted version of the MSCI EAFE Index, which means that each security included in the index has the same weight on each rebalancing date and then fluctuates based on the performance of the security until weights are reset equally on the next rebalancing date. The MSCI EAFE Equal Weighted Index is generally rebalanced quarterly. The Fund’s investments will be weighted and rebalanced in accordance with the MSCI EAFE Equal Weighted Index. The MSCI EAFE Index (Europe, Australasia, Far East) is an index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of December 31, 2012, the MSCI EAFE Index consisted of separate sub-indices representing the following 22 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom, with capitalizations ranging from $1 to $209 billion. Both Indices are denominated in U.S. Dollars.

PRINCIPAL RISKS

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Correlation and Tracking Error Risk – A number of factors may affect the Fund’s ability to track its benchmark index or achieve a high degree of correlation with its benchmark either on a single trading day or for a longer time period. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of its Underlying Index, rounding of share prices, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error or correlation risk. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Capitalization Securities Risk – The Fund’s Underlying Index may be composed primarily of, or have significant exposure to, securities in a particular capitalization range, e.g., large-, mid- or small-cap securities. As a result, the Fund may be subject to the risk that the pre-dominate capitalization range represented in the Underlying Index may underperform other segments of the equity market or the equity market as a whole.

Currency Risk – Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Fund. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs and GDRs. The underlying securities of the ADRs and GDRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs and GDRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk – Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including possible illiquidity of the derivative, limited ability to enter into or unwind a position, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, leverage risk, lack of availability and the risk that the counterparty may default on its obligations. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Equity Securities Risk – Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Fund may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk – Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Geographic Focus Risk – To the extent that the Fund’s investments are focused in a particular country or region, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country or region. The Fund’s exposure generally will be focused on a particular country or region to the same extent as the Underlying Index. The Fund has focused investment exposure to the regions listed below.

Asia – While certain Asian economies are exemplars of growth and development others have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions.

Europe – The European economy is diverse and includes both large, competitive economies and small, struggling economies. The European economy is vulnerable to decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro and recessions in EU economies. The European financial markets have recently experienced volatility due to concerns about rising government debt levels of several European countries and increased unemployment levels. Economic uncertainty may have an adverse effect on the value of the Fund’s investments.

Investment in Investment Vehicles Risk – Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Leverage Risk – The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile than if it had not been leveraged.

Liquidity and Valuation Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.

Market Risk – The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Passive Investment/Index Strategy Risk – The Fund has an investment strategy that is designed to track the performance of its Underlying Index and is not actively managed. The Investment Manager does not base its securities selection based upon its view of the relative benefits and detriments of issuers or securities, and the Investment Manager does not attempt to purchase or sell securities due to declining market prices or changes in an issuer of a security held by the Fund or otherwise take defensive positions in declining markets. The Fund will purchase, hold or sell securities when an actively managed fund would not do so. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

PERFORMANCE INFORMATION

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year and since inception periods have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 1-800-820-0888.

Highest Quarter Return 1Q 2012 12.60%	Lowest Quarter Return 2Q 2012 -8.26%

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2012)

After-tax returns for Class A shares shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Security Equity Fund Institutional Class MSCI EAFE Equal Weight	Label	1 Year	Since Inception	Inception Date
Class Institutional	Institutional Fund Return Before Taxes	16.23%	(5.52%)	May 02, 2011
Class Institutional Return After Taxes on Distributions	Institutional Fund Return after taxes on distributions	15.39%	(5.93%)	May 02, 2011
Class Institutional Return After Taxes on Distributions and Sale of Fund Shares	Institutional Fund Return after taxes on distributions and sale of fund shares	10.53%	(4.92%)	May 02, 2011
MSCI EAFE Equal Weighted Gross Index (reflects no deductions for fees, expenses or taxes)	MSCI EAFE Equal Weighted Gross Index (reflects no deductions for fees, expenses or taxes)	16.91%	(4.54%)	May 02, 2011